Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

7	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has 2 office premises and 1 office equipment lease agreements with lease terms ranging from 2 to 5 years, respectively. One of the office premises was renewed during the year for a further 5 months and accordingly accounted for a lease modification. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of December 31, 2025, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office leases at Paya Lebar Quarter in Singapore	2 years
Photocopier machine	5 years

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Right-of-use assets	201,603	13,761	10,702
Lease liabilities
- Current	57,965	11,921	9,271
- Non-current	152,742	2,132	1,658
	210,707	14,053	10,929

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amortization of right-of-use assets	56,065	60,326	103,888	80,794
Interest of lease liabilities	11,991	10,767	12,184	9,475
Gain (loss) on lease termination	-	-	9,555	7,431

7	Leases (continued)

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2025 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2026	12,156	9,454
2027	1,656	1,288
2028	552	429
Total future minimum lease payments	14,364	11,171
Less imputed interest	(311)	(242)
Present value of operating lease liabilities	14,053	10,929
Less: current portion	(11,921)	(9,271)
Long-term portion	2,132	1,658

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
Weighted average discount rate	4.74%	5%
Weighted average remaining lease term	3.66 years	0.33 years